Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis ETF Trust II
Entity Central Index Key	0001728860
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000243076
Shareholder Report [Line Items]
Fund Name	Natixis Loomis Sayles Focused Growth ETF
Trading Symbol	LSGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Loomis Sayles Focused Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 862-4863 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 862-4863
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Loomis Sayles Focused Growth ETF	$28	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
AssetsNet	$ 839,492,478
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,811,711
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$839,492,478
  # of Portfolio Holdings (including overnight repurchase agreements)22
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,811,711

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.0%
Short-Term Investments	4.6%
Aerospace & Defense	4.0%
Financial Services	4.1%
Beverages	4.7%
Entertainment	5.7%
Biotechnology	6.6%
Broadline Retail	7.1%
Automobiles	7.1%
Software	14.4%
Semiconductors & Semiconductor Equipment	16.0%
Interactive Media & Services	19.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	16.0%
Alphabet, Inc., Class A	12.9%
Tesla, Inc.	7.1%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.8%
Vertex Pharmaceuticals, Inc.	4.8%
Microsoft Corp.	4.7%
Monster Beverage Corp.	4.7%
Visa, Inc., Class A	4.1%
Boeing Co.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000220375
Shareholder Report [Line Items]
Fund Name	Natixis Vaughan Nelson Select ETF
Trading Symbol	VNSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Vaughan Nelson Select ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 862-4863 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 862-4863
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Vaughan Nelson Select ETF	$41	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 14,122,205
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,122,205
  # of Portfolio Holdings (including overnight repurchase agreements)28
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Capital Markets	3.0%
Banks	3.2%
Metals & Mining	3.3%
Trading Companies & Distributors	3.4%
Broadline Retail	4.0%
Electrical Equipment	4.1%
Aerospace & Defense	4.4%
Machinery	4.5%
Oil, Gas & Consumable Fuels	4.6%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	5.1%
Pharmaceuticals	7.0%
Interactive Media & Services	8.6%
Semiconductors & Semiconductor Equipment	21.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.7%
Eli Lilly & Co.	7.0%
Alphabet, Inc., Class A	6.9%
Apple, Inc.	5.1%
Exxon Mobil Corp.	4.6%
Cummins, Inc.	4.5%
Eaton Corp. PLC	4.1%
Amazon.com, Inc.	4.0%
United Rentals, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.